LOSS PER SHARE (Schedule of Earnings Per ADS) (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS denominator		359,193,482	153,099,405	134,939,327
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Basic (loss)/earnings per share denominator		359,193,482	153,099,405	134,939,327
American depositary share [Member]
Disclosure of classes of share capital [line items]
ADS		17,959,674	7,654,970	6,746,966
Basic (loss)/earnings per ADS denominator		17,959,674	7,654,970	6,746,966
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 18)		8,293,294	8,249,294	4,808,120
Weighted average number of shares issued during the year	[1]	10,294,160	33,456	2,566,626
Weighted average number of treasury shares		(627,780)	(627,780)	(627,780)
Basic (loss)/earnings per share denominator		17,959,674	7,654,970	6,746,966

[1]	The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.